- SCHEDULE OF QUARTERLY FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 1,939,636	$ 2,033,121	$ 1,662,991	$ 1,879,678	$ 1,970,244	$ 2,003,454	$ 1,637,671	$ 1,828,812	$ 7,515,426	$ 7,440,181	$ 7,386,626
Gross profit	837,241	942,936	765,847	909,352	745,181	853,760	750,310	820,288	3,455,376	3,169,539	3,386,555
Net income attributable to The Hershey Company	$ 181,133	$ 273,303	$ 203,501	$ 125,044	$ 116,853	$ 227,403	$ 145,956	$ 229,832	$ 782,981	$ 720,044	$ 512,951
Maximum
Market price of common stock throughout the quarter (USD per share)	$ 115.45	$ 110.5	$ 115.96	$ 109.61	$ 104.44	$ 113.89	$ 113.49	$ 93.71	$ 115.45	$ 104.44
Minimum
Market price of common stock throughout the quarter (USD per share)	102.87	104.06	106.41	103.45	94.63	94.64	89.60	83.32	102.87	94.63
Common stock
Net income per share - basic (USD per share)	0.88	1.32	0.98	0.60	0.56	1.09	0.70	1.09	3.79	3.45	$ 2.40
Net income per share - diluted (USD per share)	0.85	1.28	0.95	0.58	0.55	1.06	0.68	1.06	3.66	3.34	2.32
Dividends paid per share (USD per share)	0.656	0.656	0.618	0.618	0.618	0.618	0.583	0.583	2.548	2.402	2.236
Class B common stock
Net income per share - basic (USD per share)	0.80	1.20	0.89	0.55	0.51	0.99	0.64	0.99	3.44	3.15	2.19
Net income per share - diluted (USD per share)	0.80	1.20	0.89	0.55	0.51	0.99	0.64	0.99	3.44	3.14	2.19
Dividends paid per share (USD per share)	$ 0.596	$ 0.596	$ 0.562	$ 0.562	$ 0.562	$ 0.562	$ 0.530	$ 0.530	$ 2.316	$ 2.184	$ 2.032